Label	Element	Value
Amplify Alternative Harvest ETF
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Amplify Alternative Harvest ETF

Supplement To the Fund’s Prospectus and Summary Prospectus
Dated January 26, 2024

(1)       Notwithstanding anything to the contrary in the Fund’s prospectus, summary prospectus or statement of additional information, the Fund’s index, Prime Alternative Harvest Index (the “Index”), will undergo certain methodology changes effective January 28, 2025 (“Effective Date”).

Beginning on the Effective Date, the Index will update its methodology in determining index components. The Index will continue to provide exposure to (i) U.S. cannabis companies and (ii) global cannabis companies that (a) engage in the cultivation, production, marketing or distribution of cannabis, including industrial hemp; and/or (b) engage in the production, marketing, transportation or distribution of products containing cannabis, including industrial hemp, for medical or non-medical purposes, including, but not limited to, drugs, supplements, or food products (collectively, the “Cannabis Companies”).

The Index will now provide U.S. cannabis company exposure via an allocation to Amplify Seymour Cannabis ETF (“CNBS”), an affiliated series of the Trust. CNBS is an actively managed exchange-traded fund that invests in the securities of U.S. companies engaged in cannabis and hemp-related activities selected by Amplify Investments LLC. CNBS invests at least 80% of its net assets in the securities of U.S. companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem and in derivatives that have economic characteristics similar to such securities. The aggregate weighting allocated to CNBS will be 50% of the aggregate Index weight.

Beginning February 24, 2025, the Index will provide global cannabis company exposure through investing in Cannabis Companies that are “Primary” beneficiaries of growth in the cannabis industry. A company is considered a “Primary” beneficiary if it (A) discloses in its most recent annual or quarterly reports filed with the SEC or other financial regulatory authority to which the company is subject, that (x) it derives at least 50% of its revenues from the businesses described in categories (a) or (b), above, or (y) it describes in its business overview or business description of its public filings that it is engaged in any combination of the businesses described in categories (a) or (b), above; or, (B) it confirms to the Index Committee (or representative thereof) that it derives at least 50% of its revenues from the activities described in categories (a) or (b), above. The aggregate weighting allocated to Primary Beneficiaries will be 50% of the aggregate Index weight.

The Fund will file a revised prospectus and summary prospectus reflecting these changes on or about January 28, 2025. The above summary of the Index methodology is qualified in its entirety by the more detailed discussion that will appear in the revised prospectus and summary prospectus. Investors should read the revised prospectus and summary prospectus in its entirety once available. You may obtain copies of the Fund’s Prospectus and Statement of Additional of Information free of charge, upon request, by calling 855-267-3837 or visiting AmplifyETFs.com.

(2)       On November 12, 2024, the Board of Trustees of the Amplify ETF Trust (the “Trust”) considered and voted to approve the appointment of an investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between Amplify Investments LLC and Seymour Asset Management LLC (“Seymour Asset Management”). Seymour Asset Management is a registered investment adviser with its offices at 1 Old Point Road, Quogue, New York 11959.

The appointment of Seymour Asset Management as an investment sub-adviser to the Fund will be effective on January 28, 2025. In accordance with the Trust’s manager of managers exemptive order received from the Securities and Exchange Commission, additional details about the sub-adviser will be made available to shareholders within 90 days of the effective date.

In connection with the appointment of the additional sub-adviser, Timothy J. Seymour joins Charles A. Ragauss and Qiao Duan as a portfolio manager to the Fund.

Mr. Seymour is Chief Investment Officer at Seymour Asset Management LLC. Mr. Seymour has over 24 years of investment experience as a portfolio manager, allocator, and capital markets professional across multiple asset classes. Mr. Seymour has been an early-stage investor in the cannabis industry and serves as a board member or in an advisory role for several private cannabis companies. Mr. Seymour is also a Senior Consultant to the JWAM Growth Fund, a cannabis hedge fund. In addition, Mr. Seymour is a frequent and long-time contributor on CNBC, including over a decade of appearances on the show “Fast Money.” Mr. Seymour is the founder and Chief Investment Officer of Seymour Asset Management (“SAM”). SAM provides both asset management and wealth management services for its clients, including direct investment and allocation to private equity and alternative assets. Prior to SAM, Mr.  Seymour was the Chief Investment Officer and co-founder of Triogem Asset Management (“Triogem”), where he helped run the firm’s flagship fund, a long/short fund with an emphasis on global emerging markets.

As of September 31, 2024, Timothy J. Seymour managed investment vehicles (other than the Fund) with the number of accounts and assets set forth in the table below:

Portfolio Manager	Registered Investment Companies Number of Accounts ($ Assets)	Other Pooled Investment Vehicles Number of Accounts ($ Assets)	Other Accounts Number of Accounts ($ Assets)
Timothy J. Seymour	2 ($182 million)	0 ($0)	0 ($0)

Please Retain This Supplement for Future Reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Amplify Alternative Harvest ETF